Equity - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 16, 2021	Feb. 16, 2021	Sep. 30, 2016	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 24, 2021
Stockholders Equity Details [Line Items]
Common stock, shares authorized				990,000,000		990,000,000	133,312,415
Common stock, shares outstanding				139,026,245		137,722,658	104,039,354	21,483,286
Common stock, shares issued				139,026,245		137,722,658	104,039,354
Stock-based compensation expense				$ 10,850	$ 173	$ 43,118	$ 2,291
Preferred Stock, Shares authorized						10,000,000
Preferred stock, shares outstanding						0
Acquired non controlling interest shares purchase price	$ 200	$ 200
Zepto
Stockholders Equity Details [Line Items]
Ownership percentage							79.00%
Non-controlling interest							21.00%
Founder Shares
Stockholders Equity Details [Line Items]
Shares subject to repurchase						0
Stock repurchase lapse period			48 months
Stock Repurchase Expiration Date			Sep. 30, 2020
Stock-based compensation expense							$ 1,500
Unrecognized stock based compensation						$ 0
Common Class B | Founder Shares
Stockholders Equity Details [Line Items]
Shares subject to repurchase			4,000,000